STOCKHOLDERS' EQUITY (Details) - $ / shares	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Feb. 13, 2020
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		105,858,072
Class of Warrant or Right Warrants Expiration Period	5 years	5 years
Class of Warrant or Right Warrants Redemption Price	$ 0.01	$ 0.01	$ 0.01
Share Price	$ 18.00	$ 18.00	$ 18.00
Sponsor
Equity Method Investment, Ownership Percentage	20.00%	20.00%	20.00%
Class A Common Stock
Common Stock, Shares Authorized	250,000,000	250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	0	4,141,928	0
Common Stock, Shares, Outstanding	0	4,141,928	0
Share Price		$ 12.00
Class B Common Stock
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	27,500,000	27,500,000	27,500,000
Common Stock, Shares, Outstanding	27,500,000	27,500,000	27,500,000	27,500,000